Schedule of amounts recognized in statement of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Total cash outflow for leases	€ 184	€ 752	€ 1,291